Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	000-17363
Entity Registrant Name	LIFEWAY FOODS, INC.
Entity Central Index Key	0000814586
Entity Tax Identification Number	36-3442829
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	6431 West Oakton St.,
Entity Address, City or Town	Morton Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60053
City Area Code	(847)
Local Phone Number	967-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	LWAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false